13. Income Per Share (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Computation of basic and diluted income per common share
	Year Ended September 30,
	2013	2012	2011
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,036,000	2,052,000	2,069,000
Effect of dilutive securities:
Stock options	16,000	17,000	12,000
Stock grants	16,000	7,000	11,000
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted income per common share	2,068,000	2,076,000	2,092,000